Share capital - Schedule of Issued and Fully Paid Share Capital (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Number of shares outstanding, at 31 December (in shares)	59,181,971,051
Share capital	£ 5,889	£ 6,062
Ordinary shares
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Number of shares outstanding, at 1 January (in shares)	60,617,012,971	63,569,225,662	67,287,852,204
Number of shares, issued under employee share schemes (in shares)	472,840,371	734,265,017	667,636,165
Number of shares, share buy-back programme (in shares)	(2,204,109,740)	(3,686,477,708)	(4,386,262,707)
Number of shares outstanding, at 31 December (in shares)	58,885,743,602	60,617,012,971	63,569,225,662
Share capital	£ 5,889	£ 6,062	£ 6,358
% of share capital	99.50%	99.52%	99.46%